Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FEDERATED HERMES CORE TRUST
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000093165
Shareholder Report [Line Items]
Fund Name	Bank Loan Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bank Loan Core Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bank Loan Core Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P UBS (formerly Credit Suisse) Leveraged Loan Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing at least 80% of its net assets in U.S. dollar-denominated floating-rate term loans administered by banks and loan-related derivatives and loan index products.

Top Contributors to Performance

  The Fund was positively impacted by its allocation to leveraged loan exchange-traded funds (ETFs) and its underweight or zero-weight positions in poor performing leveraged loans in various sectors.

  The Fund was also positively impacted by security selection in the Technology, Chemicals, Food & Beverage, Automotive and Midstream sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included: Virgin Media, Grifols, Consensus Cloud Solutions, Penn National Gaming and AHP Health Partners.

Top Detractors from Performance

  The Fund was negatively impacted by its underweight or zero-weight positions in many lower quality leveraged loans that saw significant price appreciation particularly in the Wireless, Wirelines, Cable Satellite and Healthcare sectors.

  The Fund was also hurt by its allocation to short-duration high yield bonds which underperformed the Index.

  The Fund’s cash holdings were also a meaningful drag to performance compared to the Index which holds no cash.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Alvaria, Resource Label Group, Mitel, City Brewing and Barracuda Networks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bank Loan Core Fund	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
6/30/2015	$10,000	$10,000	$10,000
6/30/2016	$10,276	$10,600	$10,093
6/30/2017	$11,027	$10,567	$10,849
6/30/2018	$11,515	$10,525	$11,356
6/30/2019	$11,967	$11,353	$11,827
6/30/2020	$11,697	$12,345	$11,559
6/30/2021	$12,939	$12,304	$12,907
6/30/2022	$12,357	$11,038	$12,562
6/30/2023	$13,198	$10,934	$13,830
6/30/2024	$14,587	$11,222	$15,357
6/30/2025	$15,548	$11,904	$16,509

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Bank Loan Core Fund	6.59%	5.86%	4.51%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg US Leveraged Loan IndexFootnote Reference1	6.95%	7.21%	-%
S&P UBS Leveraged Loan IndexFootnote Reference1	7.50%	7.39%	5.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 31, 2025, the performance benchmark against which the Fund measures its performance changed from S&P UBS Leveraged Loan Index (formerly, Credit Suisse) to the Bloomberg US Leveraged Loan Index.
Material Change Description [Text Block]	August 28, 2025
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 459,372,374
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$459,372,374 Number of Investments231 Portfolio Turnover54% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Automotive	2.5%
Consumer Cyclical Services	2.7%
Chemicals	3.9%
Building Materials	4.8%
Industrial - Other	5.2%
Cash Equivalents	5.3%
Health Care	8.6%
Exchange Traded Funds	8.9%
Insurance - P&C	12.3%
Technology	22.1%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation